General (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) $ / barrel carrier newbuild	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 19, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Derivative asset | $	$ 17,879		$ 10,166
Oil Price Per Barrel | $ / barrel	60.00
Liabilities | $	$ 3,350,279		2,967,983
Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier	10
Golar Power
Property, Plant and Equipment [Line Items]
Number of newbuild commitments contracted for construction | newbuild	1
Sergipe | Golar Power
Property, Plant and Equipment [Line Items]
Ownership percentage	50.00%
Debt instrument, face amount | $	$ 1,340,000
LNG Carrier | Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier	2
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	12
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	18
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	1
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	7
LNG Carrier | FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	1
FLNG
Property, Plant and Equipment [Line Items]
Derivative asset | $				$ 79,600
Derivative liability | $			79,600
FLNG derivative | FLNG
Property, Plant and Equipment [Line Items]
Unrealized gain on FLNG derivative instrument | $	$ 108,300	$ 0
FLNG derivative | FLNG | Fair value | Level 2
Property, Plant and Equipment [Line Items]
Derivative asset | $	$ 203,000		$ 94,700